Stock Options, Restricted Stock Incentive, and Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefits And Share Based Compensation [Abstract]
Schedule Of Restricted And Performance Stock And Unit Activity
Stock and stock unit awards. A summary of restricted and performance stock and unit activity during the year ended December 31, 2016, is presented below:

	Shares/Units(a)	Weighted average grant date fair value (per share) (b)
Nonvested on January 1, 2016	3,472,424	$10.73
Shares/units granted	1,509,596	12.90
Shares/units vested	(910,258)	10.68
Shares/units cancelled	(67,360)	12.52
Nonvested on December 31, 2016	4,004,402	$11.28

  Includes only units that settle in shares and nonvested performance units are included at 100% payout level.
  The weighted average grant date fair value for shares/units granted in 2015 and 2014 was $13.90 and $11.62, respectively.

Summary Of Stock Option Plans Activity
The summary of stock option activity for the year ended December 31, 2016, is shown below:

	Options Outstanding	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2016	7,519,727	$17.11
Options granted	971,328	11.62
Options exercised	(2,149,753)	10.53
Options expired/cancelled	(404,146)	27.77
December 31, 2016	5,937,156	17.86	3.48	$28,052
Options exercisable	4,174,351	20.35	2.71	13,900
Options expected to vest	1,762,805	11.98	5.30	14,152

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2016, 2015, and 2014 with the following assumptions:

	2016	2015	2014
Expected dividend yield	2.41%	1.68%	1.70%
Expected weighted-average lives of options granted	6.19 years	6.18 years	6.15 years
Expected weighted-average volatility	32.84%	32.26%	33.79%
Expected volatility range	30.73 - 34.95%	23.67 - 40.85%	24.55 - 61.49%
Risk-free interest rate	1.28%	1.68%	1.96%